REVENUE RECOGNITION, Movement in the Contract Liabilities (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Contract Liabilities [Roll Forward]
Contract liabilities, beginning balance	$ 450	$ 560	$ 323
Amounts invoiced during the period	6,115	13,512	8,970
Less revenue recognized during the period	(6,080)	(13,622)	(8,733)
Contract liabilities, beginning balance	$ 485	$ 450	$ 560